UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-09150

INDUSTRY LEADERS® FUND
(Exact name of registrant as specified in charter)

175 Oak Ridge Ave, Summit, New Jersey			07901
(Address of principal executive offices)			(Zip code)

Gerald P. Sullivan 175 Oak Ridge Ave, Summit New Jersey 07901
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(866)-2801952

Date of fiscal year end:	June 30, 2012

Date of reporting period:	July 1, 2011 to December 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

This report has been prepared for the shareholders of the Industry Leaders Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus, which contains more complete information about the Fund. Investors are reminded to read the prospectus carefully before investing. Past performance is no guarantee of future results. Share prices will fluctuate and there may be a gain or loss when shares are redeemed. Fund shares are distributed by BNY Mellon Distributors Inc., 760 Moore Rd., King of Prussia, PA 19406.

INDUSTRY LEADERS® FUND

Disclosure of Fund Expenses (unaudited)

As a shareholder of the Industry Leaders® Fund, you incur ongoing costs, including management fees and administration fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Industry Leaders® Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the period from July 1, 2011 through December 31, 2011.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Industry Leaders® Fund actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. The Industry Leaders® Fund does not currently have sales charges (loads), redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were incurred, your costs would have been higher.

Six Months Ended December 31, 2011

	Beginning Account	Ending Account Value	Expenses Paid	Annualized Expense
Industry Leaders® Fund	Value July 1, 2011	December 31, 2011	During Period*	Ratio	Total Return
Based on Actual Fund Return (semiannual return - not annualized)
Class D	$1,000.00	$961.80	$2.86	0.58%	-3.82%
Investor Shares	$1,000.00	$961.70	$4.09	0.83%	-3.83%
Institutional Shares	$1,000.00	$962.20	$2.86	0.58%	-3.78%
Based on Hypothetical 5% Yearly Return (annualized return)
Class D	$1,000.00	$1,022.22	$2.95	0.58%	5.00	%**
Investor Shares	$1,000.00	$1,020.96	$4.22	0.83%	5.00	%**
Institutional Shares	$1,000.00	$1,022.22	$2.95	0.58%	5.00	%**

*                 The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.83% for the Investor Shares and 0.58% for the Class D and Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184 days), then divided by the number of days in the most recent 12-month period (366 days).

**          The 5.00% annualized rate of return is gross of fees.

INDUSTRY LEADERS® FUND

Portfolio of Investments — December 31, 2011 (unaudited)

Shares		Value
Common Stocks - 98.12%
	Aerospace/Defense - 3.36%
1,690	General Dynamics Corp.	$112,233
2,140	United Technologies Corp.	156,412
		268,645
	Agriculture - 2.09%
5,850	Archer-Daniels-Midland Co.	167,310

	Apparel - 0.64%
280	Nike, Inc., Class B	26,983
190	VF Corp.	24,128
		51,111
	Banks - 14.45%
32,520	Bank of America Corp.	180,811
8,990	Bank of New York Mellon Corp. (The)	178,991
1,970	Goldman Sachs Group, Inc. (The)	178,147
5,352	JPMorgan Chase & Co.	177,954
5,450	Morgan Stanley	82,459
6,600	U.S. Bancorp.	178,530
6,460	Wells Fargo & Co.	178,038
		1,154,930
	Beverages - 1.42%
1,620	Coca-Cola Co. (The)	113,351

	Biotechnology - 0.60%
750	Amgen, Inc.	48,157

	Chemicals - 1.21%
630	Monsanto Co.	44,144
490	Praxair, Inc.	52,381
		96,525
	Commercial Services - 2.63%
2,620	SAIC, Inc. (a)	32,200
1,750	VISA, Inc., Class A	177,677
		209,877
	Computers - 3.76%
430	Apple, Inc. (a)	174,150
1,700	Computer Sciences Corp.	40,290
3,325	Hewlett-Packard Co.	85,652
		300,092
	Cosmetics/Personal Care - 1.73%
150	Estee Lauder Cos., Inc. (The), Class A	16,848
1,820	Procter & Gamble Co. (The)	121,412
		138,260
	Diversified Financial Services - 1.85%
830	BlackRock, Inc.	147,939

	Electric - 2.85%
8,140	Duke Energy Corp.	179,080
1,050	Southern Co.	48,605
		227,685
	Electrical Components & Equipment - 0.95%
1,630	Emerson Electric Co.	75,942

	Electronics - 0.63%
1,110	Thermo Fisher Scientific, Inc. (a)	49,917

	Engineering & Construction - 0.44%
700	Fluor Corp.	35,175

	Food - 0.51%
1,380	Sysco Corp.	40,475

	Hand/Machine Tools - 0.76%
900	Stanley Black & Decker, Inc.	60,840

	Health Care Products - 3.20%
2,330	Johnson & Johnson	152,801
2,700	Medtronic, Inc.	103,275
		256,076
	Health Care Services - 1.88%
2,970	UnitedHealth Group, Inc.	150,520

	Insurance - 8.60%
870	ACE Ltd.	61,004
2,340	Berkshire Hathaway, Inc., Class B (a)	178,542
500	Everest Re Group, Ltd.	42,045
5,720	MetLife, Inc.	178,350
990	Prudential Financial, Inc.	49,619
3,000	Travelers Cos., Inc. (The)	177,510
		687,070
	Internet - 1.86%
230	Google, Inc., Class A (a)	148,557

	Iron/Steel - 0.51%
1,030	Nucor Corp.	40,757

	Leisure Time - 0.79%
1,940	Carnival Corp.	63,322

	Machinery-Construction & Mining - 0.87%
770	Caterpillar, Inc.	69,762

	Media - 2.79%
310	McGraw-Hill Cos., Inc. (The)	13,941
1,310	Thomson Reuters Corp.	34,938
4,650	Walt Disney Co. (The)	174,375
		223,254
	Mining - 1.06%
1,880	Barrick Gold Corp.	85,070

	Miscellaneous Manufacturing - 2.54%
9,955	General Electric Co.	178,294
530	Illinois Tool Works, Inc.	24,756
		203,050
	Oil & Gas - 9.25%
1,346	Apache Corp.	121,921
1,718	Chevron Corp.	182,795
2,530	ConocoPhillips Co.	184,361
2,098	Exxon Mobil Corp.	177,826
770	Occidental Petroleum Corp.	72,149
		739,052
	Oil & Gas Services - 2.69%
460	National Oilwell Varco, Inc.	31,275
2,690	Schlumberger Ltd.	183,754
		215,029
	Pharmaceuticals - 4.44%
40	Abbott Laboratories	2,249
4,625	Merck & Co., Inc.	174,363
8,220	Pfizer, Inc.	177,881
		354,493

See accompanying Notes to Financial Statements.

Shares		Value
	Pipelines - 0.64%
1,370	Enbridge, Inc.	$51,252

	Retail - 5.18%
2,120	Lowe’s Cos., Inc.	53,806
480	McDonald’s Corp.	48,158
210	Target Corp.	10,756
590	TJX Cos., Inc.	38,085
2,560	Walgreen Co.	84,634
2,985	Wal-Mart Stores, Inc.	178,384
		413,823
	Savings & Loans - 0.29%
1,840	New York Community Bancorp, Inc.	22,761

	Semiconductors - 2.25%
2,510	Applied Materials, Inc.	26,882
6,310	Intel Corp.	153,017
		179,899
	Software - 2.49%
6,870	Microsoft Corp.	178,345
805	Oracle Corp.	20,648
		198,993
	Telecommunications - 5.12%
5,900	AT&T, Inc.	178,416
8,500	Cisco Systems, Inc.	153,680
1,930	Verizon Communications, Inc.	77,432
		409,528
	Transportation - 1.79%
1,070	Canadian National Railway Co.	84,059
805	United Parcel Service, Inc., Class B	58,918
		142,977
	Total Common Stocks (Cost $6,373,698)	7,841,476

	Total Investments - 98.12% (Cost $6,373,698)	$7,841,476

	Other Assets
	Net of Liabilities - 1.88%	150,547
	Net Assets — 100.00%	$7,992,023

(a)           Non-income producing security.

% of Net
Industry	Assets
Financial	25.18%
Consumer, Non-cyclical	18.50%
Energy	12.58%
Industrial	11.34%
Communications	9.78%
Technology	8.50%
Consumer, Cyclical	6.61%
Utilities	2.85%
Basic Materials	2.78%
Total	98.12%

See accompanying Notes to Financial Statements.

INDUSTRY LEADERS® FUND

Statement of Assets and Liabilities

December 31, 2011 (unaudited)

ASSETS:
Investments:
Investment in securities at cost	$6,373,698
Net unrealized appreciation	1,467,778
Total investment in securities at value	7,841,476
Receivables:
Investments sold	346,256
Dividends	11,938
Total Assets	8,199,670

LIABILITIES:
Payables:
Investments purchased	160,877
Due to Custodian	35,673
Fund shares repurchased	4,224
Accrued investment advisory fees	4,983
Accrued administration fees	1,890
Total Liabilities	207,647
NET ASSETS	$7,992,023

NET ASSETS consist of:
Paid-in capital	10,774,195
Accumulated undistributed net investment income	80,268
Accumulated net realized loss on investments	(4,330,218)
Net unrealized appreciation on investments	1,467,778
TOTAL NET ASSETS	$7,992,023

Class D:
Net Assets	$1,668,887
Shares of beneficial interest outstanding (unlimited authorization)	167,850
Net asset value, offering and redemption price per share (Net Assets/Shares Outstanding)	$9.94
Investor Shares:
Net Assets	$4,851,615
Shares of beneficial interest outstanding (unlimited authorization)	491,543
Net asset value, offering and redemption price per share (Net Assets/Shares Outstanding)	$9.87
Institutional Shares:
Net Assets	$1,471,521
Shares of beneficial interest outstanding (unlimited authorization)	146,793
Net asset value, offering and redemption price per share (Net Assets/Shares Outstanding)	$10.02

See accompanying notes to financial statements.

INDUSTRY LEADERS® FUND

Statement of Operations

For the Six Months Ended December 31, 2011 (unaudited)

Investment Income:
Dividends income	$116,055
Less: foreign taxes withheld	(441)
Total Investment Income	115,614
Expenses:
Investment advisory fees	20,819
Administration fees - Class D	1,055
Administration fees - Investor Shares	11,727
Administration fees - Institutional Shares	948
Total expenses	34,549
Net Investment Income	81,065
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investment securities	289,266
Net change in unrealized depreciation on investment securities	(918,463)
Net Realized and Unrealized Gain (Loss) on Investment Securities	(629,197)
Net Decrease in Net Assets Resulting from Operations	$(548,132)

See accompanying notes to financial statements.

INDUSTRY LEADERS® FUND

Statements of Changes in Net Assets

	Six Months
	Ended
	December 31,	Year Ended
	2011	June 30,
	(unaudited)	2011
Investment Activities:
Operations:
Net investment income	$81,065	$189,431
Net realized gain on investment securities and written option transactions	289,266	429,520
Net change in unrealized appreciation (depreciation) on investments	(918,463)	2,334,799
Net increase (decrease) in net assets resulting from operations	(548,132)	2,953,750
Distributions to Shareholders:
From net investment income:
Class D	(44,969)	(17,025)
Investor Class	(105,568)	(63,245)
Institutional Class	(39,549)	(15,000)
Total Distributions	(190,086)	(95,270)
Capital Share Transactions:
Class D
Reinvested Dividends	44,969	17,025
Redeemed	—	(1,100,000)
Total Class D	44,969	(1,082,975)
Investor Shares
Purchased	9,450	379,488
Reinvested Dividends	104,793	63,245
Redeemed	(3,506,058)	(1,707,319)
Total Investor Shares	(3,391,815)	(1,264,586)
Institutional Shares
Reinvested Dividends	39,549	15,000
Redeemed	(475,964)	(224,314)
Total Institutional Shares	(436,415)	(209,314)
Net decrease in net assets resulting from share transactions	(3,783,261)	(2,556,875)

Total increase (decrease) in net assets	(4,521,479)	301,605
Net Assets:
Beginning of period	12,513,502	12,211,897
End of period (including line A)	$7,992,023	$12,513,502
(A) Accumulated undistributed net investment income	$80,268	$189,289

See accompanying notes to financial statements.

INDUSTRY LEADERS® FUND

Class D Financial Highlights

	Six Months
	Ended
	December		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	31,2011		June 30,	June 30,	June 30,	June 30,	June 30,
	(unaudited)		2011	2010	2009	2008	2007
Net asset value, beginning of period	$10.62		$8.59	$7.88	$10.37	$12.89	$10.94
Income from Investment Operations:
Net investment income (a)	0.10		0.16	0.14	0.17	0.18	0.15
Net realized and unrealized gain (loss)	(0.50)		1.95	0.82	(2.31)	(1.91)	2.05
Total from investment operations	(0.40)		2.11	0.96	(2.14)	(1.73)	2.20
Distributions
Net investment income	(0.28)		(0.08)	(0.25)	(0.10)	(0.16)	(0.11)
Realized gains	—		—	—	(0.25)	(0.63)	(0.14)
Total Distributions	(0.28)		(0.08)	(0.25)	(0.35)	(0.79)	(0.25)

Net asset value, end of period	$9.94		$10.62	$8.59	$7.88	$10.37	$12.89

Total Return	(3.82	)%(b)	24.54%	11.95%	(20.12)%	(14.42)%	20.19%
Ratios and Supplemental Data
Net Assets at the end of period (000)	$1,669		$1,735	$2,239	$2,000	$2,504	$2,928
Ratios of expenses to average net assets	0.58	%(c)	0.58%	0.58%	0.76%	0.83%	0.82%
Ratios of net investment income to average net assets	1.92	%(c)	1.54%	1.56%	2.08%	1.47%	1.26%
Portfolio turnover rate	10.70	%(c)	42.46%	49.58%	111.07%	85.70%	41.85%

(a)   Per share amounts were calculated using the average shares method.

(b)   Not annualized.

(c)   Annualized.

See accompanying notes to financial statements.

INDUSTRY LEADERS® FUND

Investor Shares Financial Highlights

	Six Months
	Ended
	December		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	31, 2011		June 30,	June 30,	June 30,	June 30,	June 30,
	(unaudited)		2011	2010	2009	2008	2007
Net asset value, beginning of period	$10.49		$8.50	$7.80	$10.28	$12.79	$10.83
Income from investment operations:
Net investment income (a)	0.08		0.13	0.12	0.15	0.18	0.15
Net realized and unrealized gain (loss)	(0.48)		1.93	0.82	(2.28)	(1.91)	2.03
Total from investment operations	(0.40)		2.06	0.94	(2.13)	(1.73)	2.18
Distributions
Net investment income	(0.22)		(0.07)	(0.24)	(0.10)	(0.15)	(0.08)
Realized gains	—		—	—	(0.25)	(0.63)	(0.14)
Total Distributions	(0.22)		(0.07)	(0.24)	(0.35)	(0.78)	(0.22)

Net asset value, end of period	$9.87		$10.49	$8.50	$7.80	$10.28	$12.79

Total Return	(3.83	)%(b)	24.19%	11.76%	(20.17)%	(14.50)%	20.20%
Ratios and Supplemental Data
Net Assets at the end of period (000)	$4,852		$8,778	$8,168	$7,837	$10,508	$12,327
Ratios of expenses to average net assets	0.83	%(c)	0.83%	0.83%	0.83%	0.83%	0.82%
Ratios of net investment income to average net assets	1.67	%(c)	1.29%	1.31%	2.01%	1.47%	1.25%
Portfolio turnover rate	10.70	%(b)	42.46%	49.58%	111.07%	85.70%	41.85%

(a)          Per share amounts were calculated using the average shares method.

(b)         Not annualized.

(c)          Annualized.

See accompanying notes to financial statements.

INDUSTRY LEADERS® FUND

Institutional Shares Financial Highlights

	Six Month
	Ended
	December		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	31, 2011		June 30,	June 30,	June 30,	June 30,	June 30,
	(unaudited)		2011	2010	2009	2008	2007
Net asset value, beginning of period	$10.71		$8.66	$7.94	$10.56	$13.12	$11.10
Income from investment operations:
Net investment income (a)	0.10		0.16	0.14	0.19	0.21	0.19
Net realized and unrealized gain (loss)	(0.51)		1.97	0.84	(2.38)	(1.94)	2.08
Total from investment operations	(0.41)		2.13	0.98	(2.19)	(1.73)	2.27
Distributions
Net investment income	(0.28)		(0.08)	(0.26)	(0.18)	(0.20)	(0.11)
Realized gains	—		—	—	(0.25)	(0.63)	(0.14)
Total Distributions	(0.28)		(0.08)	(0.26)	(0.43)	(0.83)	(0.25)

Net asset value, end of period	$10.02		$10.71	$8.66	$7.94	$10.56	$13.12

Total Return	(3.78	)%(b)	24.46%	12.01%	(19.99)%	(14.24)%	20.59%
Ratios and Supplemental Data
Net Assets at the end of period (000)	$1,472		$2,001	$1,805	$2,809	$8,378	$10,416
Ratios of expenses to average net assets	0.58	%(c)	0.58%	0.58%	0.58%	0.58%	0.55%
Ratios of net investment income to average net rate	1.92	%(c)	1.54%	1.56%	2.16%	1.72%	1.49%
Portfolio turnover rate	10.70	%(b)	42.46%	49.58%	111.07%	85.70%	41.85%

(a)          Per share amounts were calculated using the average shares method.

(b)         Not annualized.

(c)          Annualized.

See accompanying notes to financial statements.

INDUSTRY LEADERS® FUND

Notes to Financial Statements

For the Six Months Ended December 31, 2011 (unaudited)

NOTE 1. ORGANIZATION

Industry Leaders® Fund (the “Fund” or “Trust”) was organized as a Delaware statutory trust, on December 13, 1995 and commenced operations on March 17, 1999. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management investment company. The Fund’s investment objective is to provide long-term capital appreciation. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of separate series without par value.

The Fund is currently authorized to distribute three classes of shares, Class D, Investor Shares, and Institutional Shares each of which has equal rights as to assets and voting privileges but may be subject to differing expenses (see Note 3). Income and realized/unrealized gains/losses are allocated to each class based on relative share balances.

As of December 31, 2011, Class D shares were not being offered for sale.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation- The Fund’s investments are valued based on the last reported sales price on the day of valuation. When reliable market quotations are not readily available for any security, the value of that security will be based on its “fair value” by the committee (“Pricing Committee”) established by the Fund’s Procedures for Determining Net Asset Value. The members of the Pricing Committee are appointed by, and the Pricing Committee reports directly to, the Fund’s Board of Trustees. The fair valuation process is designed to value the subject security at the price the Fund would reasonably expect to receive upon its current sale. Fair value pricing may be employed, for example, if the value of a security held by the Fund has been materially affected by an event that occurs after the close of the market in which the security is traded, in the event of a trading halt in a security for which market quotations are normally available or with respect to securities that are deemed illiquid. When this fair value pricing method is employed, the prices of securities used in the daily computation of the Fund’s NAV per share may differ from quoted or published prices for the same securities. Additionally, security valuations determined in accordance with the fair value pricing method may not fluctuate on a daily basis, as would likely occur in the case of securities for which market quotations are readily available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued based on market quotations. As of December 31, 2011, the Fund only held securities with readily available market quotations.

Fair Value Measurements: The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of December 31, 2011 is as follows:

			Level 2	Level 3
	Total Fair	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	12/31/11	Price	Inputs	Inputs
Common Stocks*	$7,841,476	$7,841,476	$—	$—

* Please refer to Portfolio of Investments for industry breakdown.

The Fund held only Level 1 securities during the six-month period. The Fund did not hold any Level 2 or 3 securities during the six-month period. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Federal Income Taxes/Dividends and Distributions - The Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. This policy may cause multiple distributions during the course of the year, which are recorded on the ex-dividend date.

The Fund will, at least annually, declare and pay dividends from its net investment income and distribute any net capital gains through Fund investment transactions.

INDUSTRY LEADERS® FUND

Notes to Financial Statements

For the Six Months Ended December 31, 2011 (unaudited) (continued)

As of and during the six-month period ended December 31, 2011, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the Fund did not incur any interest or penalties. The Fund is not subject to examination by the U.S. federal tax authorities for the fiscal years before 2008. The Fund identifies its major tax jurisdiction as U.S. Federal.

The Regulated Investment Company Modernization Act of 2010 (“Modernization Act”) was signed into law on December 22, 2010. Under the Modernization Act the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (Fiscal Year 2012 for the Fund) indefinitely. However, any losses incurred during those future taxable years must be utilized prior to the losses incurred in pre-enactment taxable years. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Distributions to shareholders from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification. As of December 31, 2011, there were no reclassifications to the capital accounts.

Estimates - Preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities (including accrued income, receivables, liabilities and disclosure of contingent assets and liabilities) at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund retains Claremont® Investment Partners, L.L.C. (“the Adviser”) to manage the Fund’s investments. The Adviser is organized as a Delaware limited liability company and its Chief Investment Officer and Portfolio Manager is Gerald P. Sullivan who is primarily responsible for the day-to-day management of the Fund’s portfolio.

Under the terms of the management agreement, between the Adviser and the Fund, the Adviser manages the Fund’s investments under the oversight of the Board of Trustees. For its services under this agreement, the Adviser is entitled to receive a fee of 0.45% of the average daily net assets of the Fund. For the six-month period ended December 31, 2011, the Adviser received from the Fund a fee of $20,819 for investment management services.

The Adviser also provides certain administration services to the Fund pursuant to the terms of an administration agreement between the Fund and the Adviser and is entitled to receive a fee for its services based on the average net assets for each of the Fund’s classes of shares. For its services under this agreement, the Adviser is entitled to receive a fee of 0.38% of the average daily net assets of Investor Shares. The Adviser is entitled to receive a fee of 0.13% of the average daily net assets of Institutional Shares and Class D shares. For the six-month period ended December 31, 2011, the Adviser received from the Fund a fee of $13,730 for administration services.

Other than as set forth above, the Adviser pays all of the other expenses of the Fund except expenses associated with the purchase and sale of portfolio securities. Certain officers of the Fund are also officers of the Adviser and shareholders of the Fund.

Industry Leaders® Fund has adopted a Distribution and Service Plan (the “Plan”) in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended, on behalf of the Class D, Investor Shares and Institutional Shares of the Fund. The purpose of the Plan is to allow the Adviser to use its revenues generated from the Fund, including management and administration fees paid to it by the Fund, as well as its past profits or other resources, to make payments to third parties with respect to any expenses incurred in connection with the distribution of the Fund’s shares.

NOTE 4. SHARE TRANSACTIONS

As of December 31, 2011, the Fund was authorized to issue an unlimited number of shares of beneficial interest of separate series without par value. Paid in capital on December 31, 2011 was $10,774,070.

INDUSTRY LEADERS® FUND

Notes to Financial Statements

For the Six Months Ended December 31, 2011 (unaudited) (continued)

Transactions in shares were as follows:

	Six Months Ended		Year Ended
	December 31, 2011		June 30, 2011
Class D:	Shares	Dollars	Shares	Dollars
Share issued in reinvestment of dividends	4,506	$44,969	1,592	$17,025
Shares redeemed	—	—	(99,021)	(1,100,000)
Total	4,506	$44,969	(97,429)	$(1,082,975)

	Six Months Ended		Year Ended
	December 31, 2011		June 30, 2011
Investor Shares:	Shares	Dollars	Shares	Dollars
Shares sold	921	$9,450	37,809	$379,488
Share issued in reinvestment of dividends	10,574	104,793	5,983	63,245
Shares redeemed	(356,372)	(3,506,058)	(168,536)	(1,707,319)
Total	(344,877)	$(3,391,815)	(124,744)	$(1,264,586)

	Six Months Ended		Year Ended
	December 31, 2011		June 30, 2011
Institutional Shares:	Shares	Dollars	Shares	Dollars
Share issued in reinvestment of dividends	3,931	$39,549	1,393	$15,000
Shares redeemed	(44,090)	(475,964)	(22,978)	(224,314)
Total	(40,159)	$(436,415)	(21,585)	$(209,314)

NOTE 5. INVESTMENTS

For the six-month period ended December 31, 2011, purchases and sales of investment securities, other than short-term investments, aggregated $993,507 and $5,042,022, respectively. As of December 31, 2011, the gross unrealized appreciation for all securities on a tax basis totaled $1,814,271 and the gross unrealized depreciation for all securities totaled $346,493 for a net unrealized appreciation of $1,467,778. The aggregate cost of securities for federal income tax purposes at December 31, 2011, was $6,373,698.

NOTE 6. RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2011, National Financial Services LLC owns 64.05% of the Fund for the exclusive benefit of their account holders.

NOTE 7. DISTRIBUTABLE EARNINGS

The tax character of distributions paid during fiscal years 2011 and 2010 were as follows:

Distributions paid from:	2011	2010
Ordinary Income	$95,270	$398,810
Long-Term Capital Gain	—	—
Short-Term Capital Gain	—	—
	$95,270	$398,810

As of June 30, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$189,289
Capital Loss Carryforwards	(3,955,567)
Post-October Losses	—
Unrealized Appreciation	1,722,324
$(2,043,954)

INDUSTRY LEADERS® FUND

Notes to Financial Statements

For the Six Months Ended December 31, 2011 (unaudited) (continued)

The difference between book basis and tax basis unrealized appreciation / (depreciation) is attributable primarily to the tax deferral of wash sales.

NOTE 8. CAPITAL LOSS CARRYFORWARDS

As of June 30, 2011, the Fund had $3,955,567 of capital loss carryforwards for federal income tax purposes available to offset future capital gains, of $1,832,000 and $2,123,567, expiring in June 30, 2017 and 2018, respectively.

NOTE 9. RECENT ACCOUNTING PRONOUNCEMENT NOT YET ADOPTED

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

NOTE 10. SUBSEQUENT EVENTS

The Bank of New York Mellon Corporation (“BNY Mellon”) recently announced that it has agreed to sell BNY Mellon Distributors LLC and its four subsidiaries (“Distributor”) to Foreside Distributors, a subsidiary of Foreside Financial Group (the “Transaction”). Subject to any necessary approvals, the Transaction is anticipated to close in the first half of 2012. Upon the closing of the Transaction, Distributor will become an indirect, wholly owned subsidiary of Foreside Financial Group, and it is anticipated will be named Foreside Funds Distributors LLC.

INDUSTRY LEADERS® FUND

Additional Information (unaudited)

SECURITY PROXY VOTING

The Fund’s policy is to vote its proxies in accordance with the recommendations of management. A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (866) 280-1952 and on the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Fund’s Forms N-Q are available without a charge, upon request, by contacting the Fund at (866) 459-2772 and on the Commission’s’ website at http://www.sec.gov. You may also review and copy Form N-Q at the Commission’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, please call the Commission at 800-SEC-0330.

BOARD OF APPROVAL OF ADVISORY AGREEMENT

On September 20, 2011, the Board of Trustees approved the continuance of the management agreement (“Agreement”) between the Trust and the Adviser. In connection with such approval, the Trustees considered their legal responsibilities and reviewed the nature and quality of the Adviser’s services, experience and qualifications. The Board noted that the Trust had outperformed its benchmark index over the past ten years and that it ranked within the top 20% of its class by Lipper. The Board also noted that approval of the Agreement would not change the manner in which the Trust is operated or alter the investment personnel responsible for day-to-day investment decisions. Based on this, and other information, the Board concluded that the nature and quality of the advisory services provided by the Adviser supported approval of the Agreement. The Board also considered the structure of the advisory fee, including the facts that the Trust’s advisory fee remains in the lowest 20% of its mutual fund peer group, the total expense ratio is in the lowest 20%. In approving the advisory fee, the Board also noted that the Advisor has continuously provided advisory services to the Trust for ten years without ever earning any profit from such service and that, at current asset levels, the fee will still not result in a profit for the Advisor. Based on this information, the Board concluded that the advisory fee was fair and reasonable. Based on the fact that management of the Trust has not yet proved profitable for the Adviser, the Board did not believe that discussion of economies of scale was appropriate at the time. During its discussion, the Board also noted: the quality of additional services provided by the Adviser, including the fact that the Adviser pays all of the Trust’s expenses apart from its advisory and administration fees; and that the Adviser may receive some additional benefit from its relationship with the Trust in its ability to market itself using the successful performance of the Trust, but the Board did not feel that such benefit was significant enough to affect its analysis of the Agreement. The Board was also informed with respect to the fact that the investment strategy of the Trust is predicated on the use of the specific portfolio strategy for which the Adviser holds a patent, including the fact that shareholders had invested with the intention of investing in a Trust using that strategy. After reviewing this information and such other matters as the Trustees considered necessary to the exercise of their reasonable business judgment, the Board, including the Independent Trustees, unanimously approved the Agreement.

ITEM 2. CODE OF ETHICS.

Only effective for annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Only effective for annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Only effective for annual reports

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Form N-CSR disclosure requirement not applicable to the Fund.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments included in Semiannual Report filed in response to Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement not applicable to the Fund.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement not applicable to the Fund.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Form N-CSR disclosure requirement not applicable to the Fund.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-2(c) under the Act), the President and Treasurer of the Fund have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Fund is accumulated and communicated to the Fund’s management to allow timely decisions regarding required disclosure.

(b) There has been no  change in the Fund’s internal control over financial reporting (as defined in Rule  30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) The text of the Code of Ethics pursuant to Item 2 of Form N-CSR is available on the Fund’s website at:

http://www.ILfund.com/COE.pdf.

(b) The certifications required by Rule 30a-2 under the Act, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Act, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Fund) The Industry Leaders® Fund

By (Signature and Title)	/s/Gerald P. Sullivan
Gerald P. Sullivan, President, CCO and Treasurer

Date: March 5, 2012